Options - Schedule of Members of Options outstanding by ASX code (Details)	Jun. 30, 2020 shares $ / shares	Jun. 30, 2019 shares $ / shares
Statement Line Items [Line Items]
Average exercise price of options, balance at the end of the financial year | $ / shares	$ 0.008	$ 0.015
Average exercise price of options, exercisable at the end of the financial year | $ / shares	$ 0.008	$ 0.015
Number of options, Balance at the end of the financial year | shares	538,000,000	38,000,000
Exercisable at the end of the financial year | shares	538,000,000	38,000,000
Unlisted Option to Kentgrove (Expiring August 8, 2021)
Statement Line Items [Line Items]
Average exercise price of options, balance at the end of the financial year | $ / shares	$ 0.015	$ 0.015
Number of options, Balance at the end of the financial year | shares	12,500,000	12,500,000
Unlisted Option to GTGAD (Expiring March 31, 2021)
Statement Line Items [Line Items]
Average exercise price of options, balance at the end of the financial year | $ / shares	$ 0.020	$ 0.020
Number of options, Balance at the end of the financial year | shares	5,000,000	5,000,000
Unlisted Option to GTGAD (Expiring February 16, 2022)
Statement Line Items [Line Items]
Average exercise price of options, balance at the end of the financial year | $ / shares	$ 0.010	$ 0.010
Number of options, Balance at the end of the financial year | shares	5,500,000	5,500,000
Unlisted Options to Various Underwriters (Expiring October 30, 2022)
Statement Line Items [Line Items]
Average exercise price of options, balance at the end of the financial year | $ / shares	$ 0.008
Number of options, Balance at the end of the financial year | shares	250,000,000
Unlisted Options to Directors (Expiring December 20, 2022)
Statement Line Items [Line Items]
Average exercise price of options, balance at the end of the financial year | $ / shares	$ 0.008
Number of options, Balance at the end of the financial year | shares	250,000,000
Unlisted Options Issued Lodge Corporate Pty Ltd (Expiring March 6, 2023)
Statement Line Items [Line Items]
Average exercise price of options, balance at the end of the financial year | $ / shares	$ 0.008
Number of options, Balance at the end of the financial year | shares	5,000,000
Unlisted ESOP Options (Expiring December 11, 2021)
Statement Line Items [Line Items]
Average exercise price of options, balance at the end of the financial year | $ / shares	$ 0.010	$ 0.010
Number of options, Balance at the end of the financial year | shares	10,000,000	15,000,000